Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating lease as lessee
Rent expense	$ 3,466,977	¥ 24,006,995	¥ 17,543,824	¥ 6,162,189
Future minimum lease payments under noncancelable operating leases
2019	3,467,166				¥ 23,838,499
2020	3,022,030				20,777,968
2021	2,660,768				18,294,107
2022	$ 1,721,595				¥ 11,836,823